UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     ChinaRock Capital Management Limited
Address:  Unit B, 26th Floor, Entertainment Building
          30 Queen's Road Central
          Hong Kong, China

13 File Number: 28-12617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chun R. Ding
Title:    Director
Phone:    (415) 578-5700

Signature, Place and Date of Signing     /s/ Jessica Ngo                        San Francisco, CA      11/5/2010
                                         ------------------------------         ------------------     -------------
                                         By:  Jessica Ngo, as Attorney-in-Fact  [City, State]          [Date]
                                         for Chun R. Ding, Director

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE



Number of Other Included Managers:        1

Form 13F Information Table Entry Total    None

Form 13F Information Table Value Total    None

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        Form 13F File Number:       Name

        28-13682                    CRCM L.P.